Fair Value Measurements (Financial Liabilities Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs) (Details) (Acquisition-related contingent consideration, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquisition-related contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 4,747	$ 8,924
Amounts acquired	40,224	0
Amounts settled	0	(5,000)
Transfers (in) and/or out of Level 3	0	0
Changes in fair value recorded in earnings	1,034	823
Ending Balance	$ 46,005	$ 4,747